Supplement to the AUL American Unit Trust Prospectus

                         Supplement Dated July 27, 2001
                      To The Prospectus Dated May 1, 2001

The purpose of this Supplement is to amend and restate the disclosures in the Prospectus of the AUL American Unit Trust to add the INVESCO Telecommunications investment account to the investment accounts currently offered by the AUL American Unit Trust for group annuity contracts and to amend the expense information with regard to the American Century International Growth Portfolio. Capitalized terms have the same meaning as in the Prospectus.

On page 1 of the Prospectus, INVESCO Telecommunications is being added to the second column of the 2 column list of Mutual Fund Portfolios offered under the Contracts.

On page 5 of the Prospectus, the INVESCO Telecommunications Investment Account is being added to the list of Investment Accounts and Corresponding Mutual Fund Portfolios. The name of the Mutual Fund is the INVESCO Sector Funds, Inc. and the Investment Adviser of the Fund is the INVESCO Funds Group, Inc.

On page 10 of the Prospectus, in the Expense Table, the fees for the American Century International Growth Portfolio are amended and the fees for the INVESCO Telecommunications Fund are being added to the existing list of Portfolios as follows:

                                             Management/  Other         12b-1    Total Portfolio
Portfolio                                    Advisory Fee Expenses      Fees     Annual Expenses
---------                                    ------------ ---------     -----    ---------------

American Century International Growth           1.20%      0.00%         0.00%       1.20%
INVESCO Telecommunications                      0.51%      0.25%         0.25%       1.01%


On page 14 of the Prospectus, the following is being added under the Caption "Examples (for any Investment Account)":


                                                                                                      (2) If your Contract
                                                                                                       is not Surrendered
                                                      (1) If your Contract is Surrendered               or is Annuitized
                                                      -----------------------------------               ----------------

                                                      Recurring                  Single
                                                    Contribution              Contribution
                                                      Contracts                 Contracts                 All Contracts
                                                      ---------                 ---------                 -------------

Investment Account
------------------

INVESCO Telecommunications
          1 year                                        $   99.56                 $   81.14                     $  25.87
          3 years                                          156.44                    117.83                        79.23
          5 years                                          215.78                    155.09                       134.86
         10 years                                          330.23                    284.68                       284.68

American Century International Growth
          1 year                                           101.32                     82.93                        27.76
          3 years                                          161.68                    123.29                        84.91
          5 years                                          224.45                    164.33                       144.30
         10 years                                          348.03                    303.34                       303.34


On page 18 of the Prospectus, the following sentence is hereby inserted prior to the last sentence in the Note which is located immediately above the "Performance of the Investment Accounts": "The INVESCO Telecommunications Investment Account first became available on July 27, 2001."

On pages 19, 20, and 21 of the Prospectus, the tables illustrating the "Performance of the Investment Accounts" are amended to include the performance of the INVESCO Telecommunications Investment Account. Additionally, the caption of the Performance Table on page 21 is amended to read: "Performance (excluding charges) for All Contracts".


                         Performance (including charges) for Single Contribution Contracts

                                       ACTUAL      PERFORMANCE                |      ACTUAL/HYPOTHETICAL PERFORMANCE
                                                                              |
                                                                    Average   |                             Average
                                            Average     Average      Annual   |    Average     Average       Annual     Cumulative
                                            Annual      Annual      Return on |    Annual      Annual      Return on     Return on
                                           Return on   Return on   Investment |   Return on   Return on    Investment   Investment
                   Inception  Inception   Investment  Investment   for lesser |   Investment  Investment   for lesser   for lesser
                    Date of    Date of     for Year   for 5 Years  of 10 Years|   for Year    for 5 Years  of 10 Years  of 10 Years
Investment          Mutual    Investment   Ending      Ending       or Since  |    Ending       Ending      or Since     or Since
 Account             Fund      Account     12/31/00    12/31/00    Inception  |   12/31/00     12/31/00     Inception    Inception
---------------    ---------  ----------  ----------  -----------   ----------|  -----------  -----------  ------------  ----------
                                                                              |
INVESCO                                                                       |
 Telecommunications  8/01/94    7/27/01       n.a.       n.a.        n.a.     |    -32.14%        28.71%      27.40%      372.67%




                         Performance (including charges) for Recurring Contribution Contracts

                                       ACTUAL      PERFORMANCE                |      ACTUAL/HYPOTHETICAL PERFORMANCE
                                                                              |
                                                                    Average   |                             Average
                                            Average     Average      Annual   |    Average     Average       Annual     Cumulative
                                            Annual      Annual      Return on |    Annual      Annual      Return on     Return on
                                           Return on   Return on   Investment |   Return on   Return on    Investment   Investment
                   Inception  Inception   Investment  Investment   for lesser |   Investment  Investment   for lesser   for lesser
                    Date of    Date of     for Year   for 5 Years  of 10 Years|   for Year    for 5 Years  of 10 Years  of 10 Years
Investment          Mutual    Investment   Ending      Ending       or Since  |    Ending       Ending      or Since     or Since
 Account             Fund      Account     12/31/00    12/31/00    Inception  |   12/31/00     12/31/00     Inception    Inception
---------------    ---------  ----------  ----------  -----------   ----------|  -----------  -----------  ------------ ------------
                                                                              |
INVESCO                                                                       |
 Telecommunications  8/01/94    7/27/01       n.a.       n.a.        n.a.     |   -33.79%         26.71%      26.45%      350.51%



                         Performance (excluding charges) for All Contracts

                                       ACTUAL      PERFORMANCE                |      ACTUAL/HYPOTHETICAL PERFORMANCE
                                                                              |
                                                                    Average   |                             Average
                                            Average     Average      Annual   |    Average     Average       Annual     Cumulative
                                            Annual      Annual      Return on |    Annual      Annual      Return on     Return on
                                           Return on   Return on   Investment |   Return on   Return on    Investment   Investment
                   Inception  Inception   Investment  Investment   for lesser |   Investment  Investment   for lesser   for lesser
                    Date of    Date of     for Year   for 5 Years  of 10 Years|   for Year    for 5 Years  of 10 Years  of 10 Years
Investment          Mutual    Investment   Ending      Ending       or Since  |    Ending       Ending      or Since     or Since
 Account             Fund      Account     12/31/00    12/31/00    Inception  |   12/31/00     12/31/00     Inception    Inception
---------------    ---------  ----------  ----------  -----------   ----------|  -----------  -----------  ------------ ------------
                                                                              |
INVESCO                                                                       |
 Telecommunications  8/01/94    7/27/01       n.a.       n.a.        n.a.     |   -27.81%        29.23%      27.40%       372.67%


On page 26 of the Prospectus, immediately following the description of the INVESCO Technology Fund, the following description is added for the INVESCO Telecommunications Fund:

INVESCO Telecommunications Fund

The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

Please retain this Supplement for future reference.

                 The date of this Supplement is July 27, 2001.